Note 10 - Sale of Product Lines	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
10	Sale of Product Lines

On
June 20, 2016,
the Company entered into an Asset Purchase Agreement for the sale of its Switch product line to Astronics Test Systems Inc. (Astronics). Upon signing the agreement, Astronics paid
$850,000
for the intellectual property of the product line. The Company recognized a net gain of
$802,000
in the
first
quarter ended
June 25, 2016
after related expenses were subtracted from the sales price. The following table presents the breakdown of the gain recognized related to the asset sale:

(In thousands)
Cash received from Astronics	$850
Cash paid to buy out future commission obligation	(170)
Employee severance	(97)
Legal fees	(13)
Commissions	(46)
Warranty liability released	278
Net gain recognized	$802

In calculating the gain included in the accompanying consolidated financial statements, the Company released
$278,000
of deferred warranty obligations related to the Switch asset. Pursuant to the terms of the agreement, Astronics assumed all the warranty obligations for the Switch product line, including the products sold prior to the asset being transferred to Astronics. The deferred warranty obligation was previously included in other current liabilities in the consolidated financial statements. The Company also had an existing agreement with a consultant supporting the Switch product line which included a three
percent commission on the sales of the Switch product line for a period of
4
years ending in
January 2020.
The agreement allowed for a buyout of future commissions associated with the Switch product which the Company exercised in connection with the Astronics transaction in
June 2016
resulting in a payment by the Company during
June
of
$170,000.
Astronics also purchased approximately
$500,000
of related materials inventory from Giga-tronics between
July
and
August
of
2016.

The Company had
no
revenues or gross margin associated with the Switch product line during fiscal
2018.
During fiscal
2017,
the Switch product line accounted for approximately
$2.1
million in Giga-tronics Division product revenue and
$437,000
related gross margin. While the Company is able to distinguish revenue and gross margin information related to the sale of the Switch product line to Astronics, the Company is unable to present meaningful information about results of operations and cash flows from the Switch product line.

On
December 15, 2015,
the Company entered into an Asset Purchase Agreement with Spanawave Corporation, whereby Spanawave agreed to purchase the Giga-tronics Division product lines for its Power Meters, Amplifiers, and Legacy Signal Generators for
$1.5
million. Although the asset purchase agreement was for
$1.5
million, the Company never realized this amount as a result of the dispute with Spanawave as discussed below. The agreement provided for the transfer of these product lines to Spanawave sequentially in six
phases beginning with certain sensor and amplifier products. The Company had transferred the Power Meters and Amplifiers in phases one
through five, but still holds the rights to phase
6
(Legacy Signal Generators). During the
second
quarter ended
September 24, 2016,
the Company and Spanawave became engaged in a dispute, including litigation initiated by Spanawave and an arbitration proceeding initiated by Spanawave’s affiliate Liberty Test Equipment, Inc. (“Liberty Test”), as to whether the Company had fulfilled all the requirements to close phases one
through
five
and become entitled to the
$375,000
received by the Company during the
first
quarter of fiscal
2017
(see below).

The complaint sought specific performance of the agreement and damages. Spanawave’s affiliate Liberty Test also filed an arbitration claim for
$440,000
under a distribution agreement between the Company and Liberty. The Company filed cross-complaints in both the litigation and arbitration asserting breach of the respective agreements by Spanawave and Liberty. The Company had previously asserted that the distribution agreement did not
extend to the products with respect to which the claim has been made. The parties negotiated in an effort to settle the dispute notwithstanding the filings. On
October 16, 2017,
the Company reached a settlement agreement with Spanawave and Liberty Test whereby all parties exchanged mutual releases and agreed that phases one
through
five
of the Asset Purchase Agreement were concluded and the sale of the remaining phase (Phase
6
) to Spanawave (which was in dispute) was abandoned. The abandoned Phase
6
Legacy Signal Generators product line (and related inventory) remains an asset of the Company. The Company, Spanawave and Liberty Test also dismissed all arbitration claims as part of the settlement.

During the
fourth
quarter of fiscal
2016,
the Company received
$375,000
from Spanawave. In the
first
quarter of fiscal
2017,
the Company received an additional
$375,000
from Spanawave under the agreement, for a combined total of
$750,000.
Of this amount, the Company returned
$375,000
to Spanawave on
July 28, 2016
resulting from the dispute regarding the status of phases
one
through five. The remaining
$375,000
was included in deferred liability related to asset sales in the consolidated balance sheet during the dispute. However, as a result of the settlement of the dispute in the third
quarter of fiscal
2018,
the Company recognized a net gain of
$324,000,
which is net of approximately
$51,000
in expenses associated with the Spanawave asset sale. During the fiscal year ended
March 31, 2018
and
March 25, 2017,
these product lines accounted for approximately
zero
and
$437,000
in revenue, respectively. In addition, in
June 2016,
the Company received approximately
$275,000
in exchange for raw material purchases. The purchase price of the raw materials approximated its carrying value, therefore no
gain or loss was recognized. While the Company is able to distinguish revenue and gross margin information related to the sale of these product lines, the Company is unable to present meaningful information about results of operations and cash flows from these product lines.